CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year		$ (138,911)	$ (2,097,599)	$ (1,885,332)
Items not involving cash:
Depreciation		13,303	3,496	0
(Gain) loss on disposal of equipment		0	(6,643)	0
Mineral exploration expenses		0	10,996	23,796
Share-based payment		0	9,369	141,124
Write-down of exploration and evaluation assets		1	1,239,994	0
Write-down of tax deposits	[1]	0	41,200	0
Write-down of exploration and evaluation assets	[1]	0	0	49,962
Changes in non-cash working capital items
VAT receivables		(4,880)	5,266	14,358
Due from optionees		(27,355)	11,601	(14,666)
Prepaid expenses and advances		(23,432)	34,674	(24,034)
Other receivables		602	6,540	(93,278)
Investment in PorMining		(765)	0	0
Accounts payable and accrued liabilities		(363,267)	(101,528)	486,711
Accounts payable owed by optionees		29,627	(11,601)	(45,464)
Due from/to related parties		188,949	392,145	39,129
Funds held for optionees		0	0	(167,910)
Exchange difference arising on the translation of foreign subsidiaries		(18,839)	26,841	(23,469)
Net cash provided by (used in) operating activities		(344,967)	(435,249)	(1,499,073)
Cash flows from investing activities
Net proceeds from sale of equipment		0	6,643	0
Property deposits		15,939	116,772	0
Purchase of equipment		(7,452)	(6,567)	(6,810)
Net cash provided by (used in) investing activities		8,487	116,848	(6,810)
Cash flows from financing activities
Proceeds from issuance of common shares		506,357	282,000	1,282,000
Share issue costs		(22,982)	(11,544)	(20,533)
Net cash provided by financing activities		483,375	270,456	1,261,467
Change in cash for the year		146,895	(47,945)	(244,416)
Cash, beginning of the year		58,343	106,288	350,704
Cash, end of the year		205,238	58,343	106,288
Supplementary information
Interest received	[2]	$ 8	$ 148	$ 1,181

[1]	Note 6.
[2]	Note 12.